OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

9.   OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB
Receipts from customers	580,794	808,799
Payables to customers related to government policy compliance incentives	71,638	114,909
Professional service fees	3,274	3,727
Office expenses	8,636	7,338
Payables to employees related to net proceeds from share options exercised	137	3,217
Accrued interest expense related to convertible senior notes	7,632	8,016
Payable for acquisition	27,923	—
Others	3,407	6,172
Total	703,441	952,178

Receipts from customers are associated with the operations of the Company’s business process outsourcing services. The Company has received funds in advance from its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be disbursed by the Company to other parties on behalf of its customers in the near term.